Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, close monitoring on our corporate network, continuous testing and assessment of aspects of our security posture internally and with outside vendors, regular independent cybersecurity audits and regular cybersecurity awareness training. We also require the third party service providers with whom we cooperate to provide its cybersecurity implementation plan for our cooperation and include the cybersecurity-related provisions into our cooperation agreements. Our IT department regularly monitors the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief operating officer, the chief financial officer and the chief technology officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. The chief executive officer, the chief operating officer, the chief financial officer, and the chief technology officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents (if any) and meeting with the board of directors (i) in connection with each interim results earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief operating officer, the chief financial officer and the chief technology officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures. The chief executive officer, the chief operating officer, the chief financial officer, and the chief technology officer are also responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents (if any) and meeting with the board of directors (i) in connection with each interim results earnings release, update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any, and the relevant disclosure issues and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session. Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors is responsible for overseeing the cybersecurity risk management and be informed on risks from cybersecurity threats. The chief executive officer, the chief operating officer, the chief financial officer and the chief technology officer are responsible for discussing material cybersecurity incidents or threats with specific constituencies before sign-off, ensuring thorough review of information and disclosures.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our company.